                  GENERAL AMERICAN CAPITAL COMPANY
                        PROSPECTUS SUPPLEMENT
                       Dated December 14, 1999


This page supplements the General American Capital Company Prospectus dated May 1, 1999, as set forth below, and replaces the Prospectus Supplement dated November 9, 1999. Please keep this Prospectus
Supplement with your Prospectus for future reference.

The third paragraph under the heading "Portfolio Managers" on pages 12 and 13 is deleted and the first paragraph under the same heading is replaced by the following paragraphs:

        "Douglas R. Koester, CFA, Senior Vice President of the Adviser, manages the S&P 500 Index Fund and the Small-Cap Equity Fund. He has managed the S&P 500 Index Fund since its inception on October 1, 1987, and has managed the Small-Cap Equity Fund since its inception on May 1, 1997. Mr. Koester has a bachelor's and master's degree from Washington University (St. Louis, Missouri)."

        "Gary A. Barohn, CFA, Senior Vice President of the Adviser, manages the Managed Equity Fund, the Asset Allocation Fund, the International Index Fund, and the Mid-Cap Equity Fund. He has managed these funds since December 1999. Prior to joining the Adviser in 1999, Mr. Barohn was Senior Vice President at Evergreen Capital Management, Inc., from 1994 to 1999, where he oversaw equity research and served as portfolio manager for value funds. Mr. Barohn has a bachelor's degree from Purdue University and a master's degree from University of Missouri - St. Louis."

                  GENERAL AMERICAN CAPITAL COMPANY
                       PROSPECTUS SUPPLEMENT
                      Dated December 14, 1999


This page supplements the General American Capital Company Prospectus dated May 1, 1999, as set forth below, and replaces the Prospectus Supplement dated November 9, 1999. Please keep this Prospectus
Supplement with your Prospectus for future reference.

The third paragraph under the heading "Portfolio Managers" on page 9 is deleted and the first paragraph under the same heading is replaced by the following paragraphs:

        "Douglas R. Koester, CFA, Senior Vice President of the Adviser, manages the S&P 500 Index Fund. He has managed the S&P 500 Index Fund since its inception on October 1, 1987. Mr. Koester has a bachelor's and master's degree from Washington University (St. Louis, Missouri)."

        "Gary A. Barohn, CFA, Senior Vice President of the Adviser, manages the Managed Equity Fund and the Asset Allocation Fund. He has managed these funds since December 1999. Prior to joining the Adviser in 1999, Mr. Barohn was Senior Vice President at Evergreen Capital Management, Inc., from 1994 to 1999, where he oversaw equity research and served as portfolio manager for value funds. Mr. Barohn has a bachelor's degree from Purdue University and a master's degree from University of Missouri -
St. Louis."